INCOME TAXES	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
INCOME TAXES
10. INCOME TAXES

a)Income tax expense

A reconciliation of income tax expense and the earnings before income taxes multiplied by the combined Canadian federal and provincial statutory income tax rate is as follows:

	Year ended December 31, 2020	Year ended December 31, 2019
Earnings before income taxes	$1,152,709	$798,182
Computed income tax expense at Canadian statutory rates (25%)	288,177	199,546
Non-deductible expenses/Non-taxable (income)	4,787	(1,286)
Foreign tax rate differential	38,132	32,267
Current and deferred Ontario Mining Tax	32,963	10,581
Revision in estimates	1,336	(5,879)
Tax benefit not recognized	(2,526)	3,314
Withholding taxes	264	324
Other	1,871	(765)
Total income tax expense	365,004	238,102
Current income tax expense	276,945	189,572
Deferred tax (recovery) expense	$88,059	$48,530

During the year ended December 31, 2020, the effective tax rate is 31.7% (year ended December 31, 2019 - 29.8%).

b)Deferred income tax balances

The tax effect of temporary differences that give rise to deferred income tax assets and liabilities at December 31, 2020 and 2019 are as follows:

As at	December 31, 2020	December 31, 2019
Net deferred tax assets:
Employee provisions	9,525	13,543
Loss carry forwards	24,257	6,315
Mark to market adjustments	—	(9,201)
Other	301	75
	$34,083	$10,732

As at	December 31, 2020	December 31, 2019
Net deferred tax liabilities:
Mining interests and plant and equipment	(1,074,963)	(229,166)
Environmental rehabilitation provision	47,350	15,967
Ontario Mining Tax	(261,020)	(30,729)
Loss carry forwards	55,789	—
Tax credits	22,169	—
Inventory	(9,630)	(18,686)
Mark to market adjustments	6,504	2,902
Deferred revenue	18,954	—
Employee provisions	5,634	4,694
Other	(3,769)	(1,299)
	($1,192,982)	($256,317)

Changes in net deferred tax assets and liabilities for the years ended December 31, 2020 and 2019 are as follows:

	Year ended December 31, 2020	Year ended December 31, 2019
Balance, beginning of year	($245,585)	($195,994)
Recognized in purchase price	(772,373)	—
Recognized in net earnings	(88,059)	(48,530)
Recognized in equity	(1,644)	2,637
Foreign currency translation in other comprehensive income (loss)	(51,238)	(3,698)
Net deferred tax liabilities, end of year	($1,158,899)	($245,585)

At December 31, 2020, no deferred tax liabilities have been recognized in respect of the aggregate amount of $686,258 (December 31, 2019 - $694,367) of taxable temporary differences associated with investments in subsidiaries.

As at December 31, 2020, deferred income tax assets have not been recognized in respect of the following because it is not probable that future taxable profit will be available against which the Company can use the benefits:

As at	December 31, 2020	December 31, 2019
Investments	20,835	—
Capital loss carryforwards	8,447	8,730
Investment tax credits	12,854	12,601
Mining interests	11,298	11,076
Provision for reclamation liabilities and other accruals	53,666	11,158
Australian royalty tax	383,771	347,883

The temporary differences arising from unrecognized investment tax credits have an expiry date of 2025 to 2030. The remaining deductible temporary differences do not expire under current tax legislation.

As at December 31, 2020, the Company had the following recognized Canadian and Australian income tax attributes to carry forward:

	Year ended December 31, 2020	Expiry
Canada
Non-capital losses	314,693	2024-2040
Tax basis of mining interests	141,092	Indefinite
Tax basis of plant and equipment	1,332,246	Indefinite
Financing costs	1,515	2021-2024
Investment tax credits	20,557	2030-2039
Corporate minimum tax credits	6,752	2040

Australia
Tax basis of mining interests	5,526	Indefinite
Tax basis of plant and equipment	146,263	Indefinite
c)     Uncertainty over Income Tax Treatments

The Company operates in Canada and Australia and as such, is subject to, and pays taxes under the regime in place within these countries, which are governed by general corporate tax laws. The Company has filed, and continues to file, all required tax returns and pays the taxes reasonably determined to be due. Tax rules and regulations are complex and subject to interpretation, with changes in tax law, or the manner in which they are interpreted, potentially impacting the Company's effective tax rate as well as its business and operations.

The Company's tax records, transactions and filing positions may be subject to examination by the tax authorities. The tax authorities may interpret the tax implications of a transaction differently from the Company, requiring many years before a resolution can be reached. Uncertainty in the interpretation and application of applicable tax laws and regulations by the tax authorities could adversely affect the Company.